MAJOR CUSTOMERS AND SUPPLIERS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
MAJOR CUSTOMERS AND SUPPLIERS
Advance to suppliers	$ 57,846,194	$ 63,492,494
Advances to suppliers | Supplier concentration risk | Company I
MAJOR CUSTOMERS AND SUPPLIERS
Advance to suppliers	28,328,982	36,383,712
Advances to suppliers | Supplier concentration risk | Company II
MAJOR CUSTOMERS AND SUPPLIERS
Advance to suppliers	39,536,806	41,982,828
Advances to suppliers | Supplier concentration risk | Company III
MAJOR CUSTOMERS AND SUPPLIERS
Advance to suppliers	36,887,990	45,924,240
Advances to suppliers | Supplier concentration risk | Company IV
MAJOR CUSTOMERS AND SUPPLIERS
Advance to suppliers	$ 15,518,098	$ 19,780,216